Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Revenue [abstract]
Current	€ 9,567	€ 15,816
Non-current	13,632	18,541
Total	€ 23,199	€ 34,357